As filed with the Securities and Exchange Commission on February 10, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05339)

Concorde Funds, Inc.
(Exact name of registrant as specified in charter)

1000 Three Lincoln Centre
5430 LBJ Freeway LB3
Dallas, TX 75240-2650
(Address of principal executive offices) (Zip code)

Gary B. Wood
1000 Three Lincoln Centre, 5430 LBJ Freeway LB3, Dallas, TX 75240-2650
(Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2009

Date of reporting period: 12/31/2008

Item 1. Schedule of Investments.

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
December 31, 2008 (Unaudited)

	Shares or
	Principal		Percent of
	Amount	Value	Net Assets
COMMON STOCKS - 88.54%
CAPITAL GOODS
CAE, Inc. (b)	45,700	$303,448	2.69%
Deere & Co.	7,000	268,240	2.38
Illinois Tool Works, Inc.	10,000	350,500	3.11
Terex Corp. (a)	20,000	346,400	3.07
Textron, Inc.	21,000	291,270	2.58
		1,559,858	13.83
COMMERCIAL SERVICES & SUPPLIES
Waste Management, Inc.	14,000	463,960	4.12

CONSUMER DURABLES & APPAREL
Hanesbrands, Inc. (a)	23,000	293,250	2.60

DIVERSIFIED FINANCIALS
Bank of New York Mellon Corp.	12,000	339,960	3.01
CIT Group, Inc.	66,500	301,910	2.68
		641,870	5.69
ENERGY
Cimarex Energy Co.	9,000	241,020	2.14
ConocoPhillips	6,300	326,340	2.90
Devon Energy Corp.	4,500	295,695	2.62
		863,055	7.66
HEALTH CARE EQUIPMENT & SERVICES
Quest Diagnostics	12,000	622,920	5.53

INSURANCE
Delphi Financial Group	16,500	304,260	2.70

MATERIALS
Potash Corp. of Saskatchewan Inc. (b)	2,500	183,050	1.62

MEDIA
Comcast Corp. - Special A	24,000	387,600	3.44
Live Nation, Inc. (a)	44,000	252,560	2.24
The Walt Disney Co.	12,500	283,625	2.51
		923,785	8.19
PHARMACEUTICALS & BIOTECHNOLOGY
Johnson & Johnson	10,000	598,300	5.31

REAL ESTATE
First Industrial Realty Trust, Inc.	18,000	135,900	1.21

RETAILING
Lowe's Cos., Inc.	16,000	344,320	3.05

SOFTWARE & SERVICES
Fiserv, Inc. (a)	12,000	436,440	3.87
Microsoft Corp.	22,000	427,680	3.80
Oracle Corp. (a)	25,000	443,250	3.93
		1,307,370	11.60

		Shares or
		Principal		Percent of
		Amount	Value	Net Assets
TECHNOLOGY HARDWARE & EQUIPMENT
Agilent Technologies, Inc. (a)		18,000	$281,340	2.49%
Dell, Inc. (a)		20,000	204,800	1.82
Diebold, Inc.		12,000	337,080	2.99
EMC Corp. (a)		37,500	392,625	3.48
			1,215,845	10.78
TRANSPORTATION
United Parcel Service, Inc.		9,500	524,020	4.65
TOTAL COMMON STOCKS (Cost $11,424,839)			9,981,763	88.54

U.S. TREASURY OBLIGATIONS - 5.45%
U.S. Treasury Note
2.00%, 09/30/2010		$600,000	615,093	5.45
TOTAL U.S. TREASURY OBLIGATIONS (Cost $605,177)			615,093	5.45

SHORT TERM INVESTMENTS - 6.88%
INVESTMENT COMPANIES
Fidelity Institutional Prime Money Market Portfolio, 1.40%		475,194	475,194	4.22

VARIABLE RATE DEMAND NOTES (c)
Wisconsin Corporate Central Credit Union, 0.023%		300,000	300,000	2.66
TOTAL SHORT TERM INVESTMENTS (Cost $775,194)			775,194	6.88
Total Investments (Cost $12,805,210) - 100.87%			11,372,050	100.87
Liabilities in Excess of Other Assets - (0.87)%			(97,708)	(0.87)
NET ASSETS - 100.00%			$11,274,342	100.00%

Notes:
(a)	Presently non-income producing.
(b)	Foreign issued security listed directly on a U.S. securities exchange.
(c)				Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rate change periodically on specified dates. The rate listed are as of December 31, 2008.

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

Cost of investments		$12,805,210
Gross unrealized appreciation		1,306,268
Gross unrealized depreciation		(2,739,428)
Net unrealized appreciation		$(1,433,160)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to
Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008 (Unaudited)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -				Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -				Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2008 (Unaudited):

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$ 10,456,957	$ —
Level 2 - Other significant observable inputs	915,094	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 11,372,050	$ —

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title)                      /s/ Gary B. Wood
Gary B. Wood, Chief Executive Officer

Date           1/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Gary B. Wood
Gary B. Wood,
Chief Executive Officer and Chief Financial Officer

Date           1/28/09